J.P. Morgan Mortgage Trust 2021-8 ABS-15G

Exhibit 99.25

Rating Agency Grades: 6/15/2021

Loan Information			Initial Credit Grades				Initial Compliance Grades				Initial Property Grades				Initial Overall Grades				Final Credit Grades				Final Compliance Grades				Final Property Grades				Final Overall Grades
Loan Number	Alt Loan ID	Note Original Balance	DBRS	Fitch	Moody's	S&P	DBRS	Fitch	Moody's	S&P	DBRS	Fitch	Moody's	S&P	DBRS	Fitch	Moody's	S&P	DBRS	Fitch	Moody's	S&P	DBRS	Fitch	Moody's	S&P	DBRS	Fitch	Moody's	S&P	DBRS	Fitch	Moody's	S&P
XXXXXXXX	302623805	XXXXXXXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXX	302526655	XXXXXXXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXX	302569467	XXXXXXXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXX	302627636	XXXXXXXX	C	C	C	C	A	A	A	A	A	A	A	A	C	C	C	C	B	B	B	B	A	A	A	A	A	A	A	A	B	B	B	B